Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-41405
Entity Registrant Name	ALGORHYTHM HOLDINGS, INC.
Entity Central Index Key	0000923601
Entity Tax Identification Number	95-3795478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Corporate Drive
Entity Address, Address Line Two	Suite 216
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33334
City Area Code	(954)
Local Phone Number	800-0425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RIME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false